MIDWAY GAMES INC.
2704 West Roscoe Street
Chicago, Illinois 60618
773.961.2850 fax 773.961.2299

December 5, 2005
VIA EDGAR
Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549
          Re: MIDWAY GAMES INC.
                 Registration Statement on Form S-3
Ladies and Gentlemen:
          On behalf of Midway Games Inc., I am transmitting for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-3, including exhibits. The fee for the filing has been offset pursuant to Rule 457(p) as noted in the footnotes to the fee calculation table.
          Please direct any questions regarding the filing to the undersigned.

Very truly yours,

/s/ Deborah K. Fulton Deborah K. Fulton,
Senior Vice President, Secretary and General Counsel